Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
Total			$24,618,185,000
OSFI Covered Bond Limit			$34,715,205,120

Weighted average maturity of Outstanding Covered Bonds (months)				40.29
Weighted average remaining term of Loans in Cover Pool (months)				25.29

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$24,618,185,000

A = lower of (i) LTV Adjusted True Balance, and	$35,638,186,228	A (i)	$38,320,617,039
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$35,638,186,228
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$506,469,398
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$35,131,716,830

Valuation Calculation

Trading Value of Covered Bonds	$26,684,078,457

A = LTV Adjusted Present Value	$38,394,902,034	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.97%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$38,394,902,034

Intercompany Loan Balance

Guarantee Loan	$26,677,923,554
Demand Loan	$11,603,645,314
Total	$38,281,568,867

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
October 31, 2014	$151,902	0.00%

Cover Pool Flow of Funds

	31-Oct-2014		30-Sep-2014
Cash Inflows
Principal Receipts	$581,702,639		$583,796,967
Proceeds for sale of Loans	$3,940,641,722	(1)	$0
Draw on Intercompany Loan	$8,596,237,257		$0
Revenue Receipts	$85,832,251		$81,770,024
Swap receipts	$81,562,083	(2)	$71,437,454	(3)
Cash Outflows
Swap payment	($85,832,251)	(2)	($81,770,024)	(3)
Swap Breakage Fee	($13,419,312)		$0
Intercompany Loan interest	($81,398,959)	(2)	($71,294,580)	(3)
Intercompany Loan principal	($586,166,389)	(2)	($583,796,967)	(3)
Purchase of Loans	($12,518,995,917)	(1)	$0
Net inflows/(outflows)	$163,124		$142,875

(1) See Appendix under "Purchase and Sale of Loans"
(2) Cash settlement to occur on November 17, 2014
(3) Cash settlement occurred on October 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$30,310,911,110
Current Month Ending Balance	$38,320,830,075
Number of Mortgages in Pool	249,508
Average Mortgage Size	$153,586
Number of Properties	195,294
Number of Borrowers	189,361
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.46%		60.85%
Weighted Average LTV - Drawn	62.02%		53.69%
Weighted Average LTV - Original Authorized	73.25%
Weighted Average Mortgage Rate	2.98%
Weighted Average Seasoning (Months)	28.95
Weighted Average Original Term (Months)	54.24
Weighted Average Remaining Term (Months)	25.29

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2)  Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	249,149	99.86	$38,261,578,058	99.85
30 to 59 days past due	134	0.05	$22,267,087	0.06
60 to 89 days past due	60	0.02	$10,653,692	0.03
90 or more days past due	165	0.07	$26,331,237	0.07
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	34,855	13.97	$6,150,632,421	16.05
British Columbia	55,412	22.21	$11,250,159,242	29.36
Manitoba	10,708	4.29	$1,207,444,778	3.15
New Brunswick	3,763	1.51	$294,108,111	0.77
Newfoundland and Labrador	2,593	1.04	$267,267,964	0.70
Northwest Territories	65	0.03	$9,632,786	0.03
Nova Scotia	6,867	2.75	$630,887,613	1.65
Nunavut	3	0.00	$130,839	0.00
Ontario	96,009	38.48	$14,571,871,220	38.03
Prince Edward Island	784	0.31	$65,358,052	0.17
Quebec	28,898	11.58	$2,600,339,735	6.79
Saskatchewan	9,284	3.72	$1,225,658,634	3.20
Yukon	267	0.11	$47,338,683	0.12
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	123	0.05	$15,402,506	0.04
499 and below	628	0.25	$89,404,377	0.23
500 - 539	513	0.21	$81,602,304	0.21
540 - 559	420	0.17	$60,842,504	0.16
560 - 579	646	0.26	$100,825,443	0.26
580 - 599	1,105	0.44	$175,925,973	0.46
600 - 619	1,817	0.73	$292,244,473	0.76
620 - 639	3,188	1.28	$529,066,594	1.38
640 - 659	5,449	2.18	$894,458,663	2.33
660 - 679	8,153	3.27	$1,344,410,126	3.51
680 - 699	11,416	4.58	$1,868,282,734	4.88
700 - 719	14,076	5.64	$2,287,923,853	5.97
720 - 739	15,854	6.35	$2,596,758,999	6.78
740 - 759	17,251	6.91	$2,780,856,391	7.26
760 - 779	18,476	7.40	$2,997,202,169	7.82
780 - 799	20,900	8.38	$3,402,249,744	8.88
800 and above	129,493	51.90	$18,803,373,224	49.07
Total	249,508	100.00	$38,320,830,075	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	167,753	67.23	$24,430,679,340	63.75
Variable	81,755	32.77	$13,890,150,735	36.25
Total	249,508	100.00	$38,320,830,075	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	55,450	22.22	$9,449,514,886	24.66
Homeline Mortgage Segment	194,058	77.78	$28,871,315,190	75.34
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	24,148	9.68	$3,908,923,080	10.20
Owner Occupied	225,360	90.32	$34,411,906,996	89.80
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	63	0.03	$14,020,949	0.04
2.0000% - 2.4999%	40,501	16.23	$7,464,437,575	19.48
2.5000% - 2.9999%	105,305	42.21	$17,250,716,454	45.02
3.0000% - 3.4999%	48,591	19.47	$6,680,616,445	17.43
3.5000% - 3.9999%	38,812	15.56	$5,145,068,434	13.43
4.0000% - 4.4999%	12,573	5.04	$1,407,250,534	3.67
4.5000% - 4.9999%	1,494	0.60	$145,289,280	0.38
5.0000% - 5.4999%	626	0.25	$64,483,335	0.17
5.5000% - 5.9999%	685	0.27	$58,699,334	0.15
6.0000% - 6.4999%	841	0.34	$88,892,129	0.23
6.5000% - 6.9999%	13	0.01	$1,108,381	0.00
7.0000% and above	4	0.00	$247,225	0.00
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	55,455	22.23	$8,041,771,412	20.99
12.00 - 23.99	90,881	36.42	$13,701,203,981	35.75
24.00 - 35.99	39,904	15.99	$5,991,754,658	15.64
36.00 - 47.99	37,012	14.83	$6,120,800,675	15.97
48.00 - 59.99	23,988	9.61	$4,138,218,249	10.80
60.00 - 71.99	1,589	0.64	$218,066,041	0.57
72.00 - 83.99	279	0.11	$33,729,189	0.09
84.00 and above	400	0.16	$75,285,870	0.20
Total	249,508	100.00	$38,320,830,075	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	108,130	43.34	$5,621,429,311	14.67
100,000 - 149,999	44,456	17.82	$5,521,121,289	14.41
150,000 - 199,999	32,659	13.09	$5,672,728,622	14.80
200,000 - 249,999	22,102	8.86	$4,942,512,784	12.90
250,000 - 299,999	14,735	5.91	$4,026,163,826	10.51
300,000 - 349,999	9,168	3.67	$2,965,022,764	7.74
350,000 - 399,999	5,768	2.31	$2,153,486,473	5.62
400,000 - 449,999	3,568	1.43	$1,510,515,577	3.94
450,000 - 499,999	2,496	1.00	$1,180,709,320	3.08
500,000 - 549,999	1,621	0.65	$848,168,065	2.21
550,000 - 599,999	1,138	0.46	$652,331,229	1.70
600,000 - 649,999	750	0.30	$468,305,240	1.22
650,000 - 699,999	579	0.23	$389,768,987	1.02
700,000 - 749,999	391	0.16	$283,054,952	0.74
750,000 - 799,999	288	0.12	$223,188,183	0.58
800,000 - 849,999	253	0.10	$208,533,981	0.54
850,000 - 899,999	222	0.09	$194,138,971	0.51
900,000 - 949,999	223	0.09	$206,332,803	0.54
950,000 - 999,999	164	0.07	$159,318,686	0.42
1,000,000 and above	797	0.32	$1,093,999,013	2.85
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	26,010	10.42	$3,942,953,400	10.29
Detached	194,323	77.88	$29,910,284,508	78.05
Duplex	4,435	1.78	$659,813,892	1.72
Fourplex	1,003	0.40	$178,852,019	0.47
Other	903	0.36	$131,688,028	0.34
Row (Townhouse)	12,357	4.95	$1,932,830,545	5.04
Semi-detached	9,562	3.83	$1,430,436,350	3.73
Triplex	915	0.37	$133,971,334	0.35
Total	249,508	100.00	$38,320,830,075	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,360	6.84	$640,135,939	1.67
20.01 - 25.00	4,013	2.05	$392,529,704	1.02
25.01 - 30.00	4,591	2.35	$530,892,962	1.39
30.01 - 35.00	5,606	2.87	$751,083,083	1.96
35.01 - 40.00	6,490	3.32	$986,596,511	2.57
40.01 - 45.00	8,435	4.32	$1,377,135,303	3.59
45.01 - 50.00	13,126	6.72	$2,243,657,905	5.85
50.01 - 55.00	17,514	8.97	$3,227,084,401	8.42
55.01 - 60.00	20,050	10.27	$4,312,848,912	11.25
60.01 - 65.00	29,460	15.08	$6,421,517,863	16.76
65.01 - 70.00	28,850	14.77	$6,669,748,574	17.41
70.01 - 75.00	25,938	13.28	$6,202,875,488	16.19
75.01 - 80.00	17,134	8.77	$4,372,644,965	11.41
> 80.00	727	0.37	$192,078,465	0.50
Total	195,294	100.00	$38,320,830,075	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	23,984	12.28	$1,415,851,963	3.69
20.01 - 25.00	9,232	4.73	$992,084,773	2.59
25.01 - 30.00	10,172	5.21	$1,332,515,834	3.48
30.01 - 35.00	11,501	5.89	$1,730,689,935	4.52
35.01 - 40.00	12,566	6.43	$2,135,679,379	5.57
40.01 - 45.00	13,648	6.99	$2,614,671,496	6.82
45.01 - 50.00	15,606	7.99	$3,257,296,165	8.50
50.01 - 55.00	17,596	9.01	$4,048,666,524	10.57
55.01 - 60.00	19,905	10.19	$4,893,800,451	12.77
60.01 - 65.00	21,268	10.89	$5,369,995,051	14.01
65.01 - 70.00	18,834	9.64	$4,910,922,439	12.82
70.01 - 75.00	15,076	7.72	$4,031,995,441	10.52
75.01 - 80.00	5,737	2.94	$1,537,842,491	4.01
> 80.00	169	0.09	$48,818,132	0.13
Total	195,294	100.00	$38,320,830,075	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$170,828,442	$0	$0	$80,118	$170,908,560
	20.01 - 25.00	$130,927,696	$271,461	$0	$0	$131,199,157
	25.01 - 30.00	$190,974,474	$0	$0	$0	$190,974,474
	30.01 - 35.00	$247,794,124	$0	$0	$0	$247,794,124
	35.01 - 40.00	$307,526,492	$0	$0	$146,290	$307,672,782
	40.01 - 45.00	$358,672,970	$327,505	$0	$682,249	$359,682,724
	45.01 - 50.00	$454,851,856	$0	$0	$612,011	$455,463,867
	50.01 - 55.00	$547,326,950	$675,009	$0	$39,343	$548,041,302
	55.01 - 60.00	$738,954,413	$515,613	$560,449	$418,830	$740,449,305
	60.01 - 65.00	$1,019,922,364	$1,465,475	$172,133	$169,802	$1,021,729,774
	65.01 - 70.00	$1,068,964,059	$1,473,131	$0	$731,187	$1,071,168,377
	70.01 - 75.00	$678,100,732	$0	$282,317	$576,698	$678,959,747
	75.01 - 80.00	$216,107,091	$0	$0	$160,632	$216,267,723
	> 80.00	$10,320,505	$0	$0	$0	$10,320,505
Total Alberta		$6,141,272,168	$4,728,195	$1,014,900	$3,617,159	$6,150,632,421

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$425,633,114	$112,475	$220,895	$26,926	$425,993,409
	20.01 - 25.00	$301,339,153	$435,548	$0	$149,122	$301,923,823
	25.01 - 30.00	$402,532,380	$184,326	$0	$0	$402,716,706
	30.01 - 35.00	$528,503,287	$0	$0	$151,806	$528,655,093
	35.01 - 40.00	$649,119,810	$0	$98,060	$47,543	$649,265,413
	40.01 - 45.00	$804,480,878	$103,118	$183,505	$853,633	$805,621,135
	45.01 - 50.00	$977,721,024	$317,401	$1,264,813	$280,629	$979,583,868
	50.01 - 55.00	$1,205,209,036	$668,218	$897,775	$1,997,484	$1,208,772,513
	55.01 - 60.00	$1,435,328,034	$622,777	$1,075,923	$1,980,568	$1,439,007,302
	60.01 - 65.00	$1,535,709,019	$736,755	$1,241,217	$1,542,467	$1,539,229,458
	65.01 - 70.00	$1,288,992,669	$1,102,961	$0	$1,914,158	$1,292,009,788
	70.01 - 75.00	$1,209,090,948	$34,381	$369,682	$1,696,775	$1,211,191,786
	75.01 - 80.00	$435,422,685	$0	$0	$469,029	$435,891,714
	> 80.00	$30,297,235	$0	$0	$0	$30,297,235
Total British Columbia		$11,229,379,271	$4,317,960	$5,351,870	$11,110,140	$11,250,159,242

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$29,372,278	$0	$5,808	$0	$29,378,086
	20.01 - 25.00	$22,085,568	$86,797	$0	$0	$22,172,365
	25.01 - 30.00	$30,459,121	$0	$0	$0	$30,459,121
	30.01 - 35.00	$39,903,158	$0	$0	$0	$39,903,158
	35.01 - 40.00	$51,584,047	$0	$117,094	$287,598	$51,988,739
	40.01 - 45.00	$56,429,236	$0	$0	$0	$56,429,236
	45.01 - 50.00	$82,285,361	$56,343	$49,889	$0	$82,391,593
	50.01 - 55.00	$104,145,268	$0	$0	$330,241	$104,475,509
	55.01 - 60.00	$122,470,414	$0	$0	$207,869	$122,678,283
	60.01 - 65.00	$173,334,472	$0	$0	$0	$173,334,472
	65.01 - 70.00	$186,831,227	$65,415	$270,040	$0	$187,166,682
	70.01 - 75.00	$195,087,696	$0	$0	$0	$195,087,696
	75.01 - 80.00	$110,062,176	$0	$0	$143,739	$110,205,915
	> 80.00	$1,773,924	$0	$0	$0	$1,773,924
Total Manitoba		$1,205,823,945	$208,555	$442,831	$969,447	$1,207,444,778

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$9,857,034	$5,159	$0	$0	$9,862,193
	20.01 - 25.00	$8,020,206	$0	$0	$0	$8,020,206
	25.01 - 30.00	$7,636,803	$0	$0	$0	$7,636,803
	30.01 - 35.00	$9,422,459	$0	$0	$0	$9,422,459
	35.01 - 40.00	$11,320,561	$0	$0	$0	$11,320,561
	40.01 - 45.00	$16,196,970	$190,160	$64,752	$0	$16,451,882
	45.01 - 50.00	$20,758,354	$148,156	$0	$57,413	$20,963,922
	50.01 - 55.00	$29,074,378	$0	$0	$0	$29,074,378
	55.01 - 60.00	$42,905,206	$0	$0	$0	$42,905,206
	60.01 - 65.00	$46,346,276	$97,341	$0	$418,123	$46,861,740
	65.01 - 70.00	$53,915,231	$147,301	$0	$0	$54,062,532
	70.01 - 75.00	$33,979,462	$273,443	$0	$62,290	$34,315,196
	75.01 - 80.00	$3,211,032	$0	$0	$0	$3,211,032
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$292,643,973	$861,560	$64,752	$537,826	$294,108,111

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$11,407,469	$0	$0	$0	$11,407,469
Labrador	20.01 - 25.00	$5,370,169	$0	$0	$0	$5,370,169
	25.01 - 30.00	$6,320,132	$0	$0	$0	$6,320,132
	30.01 - 35.00	$8,350,055	$0	$0	$0	$8,350,055
	35.01 - 40.00	$11,207,853	$0	$0	$0	$11,207,853
	40.01 - 45.00	$14,353,072	$0	$0	$0	$14,353,072
	45.01 - 50.00	$19,786,751	$0	$0	$0	$19,786,751
	50.01 - 55.00	$25,309,703	$0	$0	$0	$25,309,703
	55.01 - 60.00	$34,699,784	$0	$0	$46,802	$34,746,586
	60.01 - 65.00	$43,732,060	$59,245	$0	$87,834	$43,879,139
	65.01 - 70.00	$48,292,035	$94,328	$0	$175,268	$48,561,631
	70.01 - 75.00	$34,423,246	$438,676	$0	$0	$34,861,922
	75.01 - 80.00	$2,944,522	$0	$0	$0	$2,944,522
	> 80.00	$168,958	$0	$0	$0	$168,958
Total Newfoundland and Labrador		$266,365,810	$592,249	$0	$309,905	$267,267,964

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$96,275	$0	$0	$0	$96,275
Territories	20.01 - 25.00	$184,528	$0	$0	$0	$184,528
	25.01 - 30.00	$595,951	$0	$0	$0	$595,951
	30.01 - 35.00	$917,414	$0	$0	$0	$917,414
	35.01 - 40.00	$663,505	$0	$0	$0	$663,505
	40.01 - 45.00	$1,136,233	$0	$0	$0	$1,136,233
	45.01 - 50.00	$1,169,939	$0	$0	$0	$1,169,939
	50.01 - 55.00	$520,051	$0	$0	$0	$520,051
	55.01 - 60.00	$1,007,396	$0	$0	$0	$1,007,396
	60.01 - 65.00	$1,510,041	$0	$0	$0	$1,510,041
	65.01 - 70.00	$1,489,882	$0	$0	$0	$1,489,882
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$341,569	$0	$0	$0	$341,569
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$9,632,786	$0	$0	$0	$9,632,786

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$24,044,596	$0	$0	$13,393	$24,057,989
	20.01 - 25.00	$15,556,353	$0	$0	$0	$15,556,353
	25.01 - 30.00	$18,517,772	$0	$0	$0	$18,517,772
	30.01 - 35.00	$27,171,969	$0	$0	$108,539	$27,280,508
	35.01 - 40.00	$27,262,967	$0	$0	$186,614	$27,449,580
	40.01 - 45.00	$32,655,981	$0	$0	$119,363	$32,775,344
	45.01 - 50.00	$39,944,045	$0	$0	$0	$39,944,045
	50.01 - 55.00	$56,057,124	$162,637	$0	$102,668	$56,322,429
	55.01 - 60.00	$65,890,687	$193,053	$29,844	$113,958	$66,227,542
	60.01 - 65.00	$93,342,666	$0	$0	$85,945	$93,428,611
	65.01 - 70.00	$103,645,868	$0	$0	$39,303	$103,685,171
	70.01 - 75.00	$81,815,981	$100,193	$115,385	$148,044	$82,179,604
	75.01 - 80.00	$39,825,576	$0	$0	$0	$39,825,576
	> 80.00	$3,637,088	$0	$0	$0	$3,637,088
Total Nova Scotia		$629,368,674	$455,883	$145,229	$917,827	$630,887,613

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$44,036	$0	$0	$0	$44,036
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$86,803	$0	$0	$0	$86,803
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$130,839	$0	$0	$0	$130,839

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$623,212,683	$462,630	$80,949	$313,491	$624,069,754
	20.01 - 25.00	$421,814,756	$0	$0	$248,594	$422,063,351
	25.01 - 30.00	$564,045,704	$163,219	$0	$81,054	$564,289,976
	30.01 - 35.00	$723,780,730	$815,436	$0	$427,272	$725,023,438
	35.01 - 40.00	$892,080,372	$131,085	$87,962	$164,580	$892,463,999
	40.01 - 45.00	$1,080,683,358	$699,562	$0	$537,944	$1,081,920,865
	45.01 - 50.00	$1,359,777,869	$1,141,368	$1,351,103	$395,142	$1,362,665,482
	50.01 - 55.00	$1,701,948,882	$1,868,581	$178,378	$7,118	$1,704,002,958
	55.01 - 60.00	$1,981,825,661	$3,212,474	$273,585	$779,826	$1,986,091,546
	60.01 - 65.00	$1,897,602,051	$175,692	$343,103	$1,310,729	$1,899,431,576
	65.01 - 70.00	$1,544,519,483	$218,319	$0	$216,591	$1,544,954,393
	70.01 - 75.00	$1,228,875,442	$662,217	$0	$929,155	$1,230,466,813
	75.01 - 80.00	$532,966,834	$0	$411,276	$0	$533,378,110
	> 80.00	$1,048,959	$0	$0	$0	$1,048,959
Total Ontario		$14,554,182,785	$9,550,583	$2,726,355	$5,411,496	$14,571,871,220

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,384,266	$0	$0	$32,857	$2,417,123
Island	20.01 - 25.00	$2,001,494	$0	$0	$0	$2,001,494
	25.01 - 30.00	$2,132,448	$0	$0	$0	$2,132,448
	30.01 - 35.00	$3,411,969	$0	$0	$0	$3,411,969
	35.01 - 40.00	$3,308,200	$0	$0	$0	$3,308,200
	40.01 - 45.00	$3,815,245	$0	$0	$0	$3,815,245
	45.01 - 50.00	$6,889,384	$0	$0	$0	$6,889,384
	50.01 - 55.00	$6,460,011	$0	$0	$0	$6,460,011
	55.01 - 60.00	$8,936,732	$0	$0	$0	$8,936,732
	60.01 - 65.00	$9,755,792	$0	$0	$0	$9,755,792
	65.01 - 70.00	$11,781,696	$0	$0	$0	$11,781,696
	70.01 - 75.00	$4,159,335	$0	$202,512	$0	$4,361,847
	75.01 - 80.00	$86,111	$0	$0	$0	$86,111
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$65,122,683	$0	$202,512	$32,857	$65,358,052

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$96,319,432	$18,090	$328	$38,908	$96,376,758
	20.01 - 25.00	$63,882,637	$112,712	$0	$0	$63,995,349
	25.01 - 30.00	$81,704,189	$0	$0	$98,475	$81,802,664
	30.01 - 35.00	$99,995,481	$0	$0	$263,676	$100,259,157
	35.01 - 40.00	$129,040,795	$93,069	$0	$560,512	$129,694,376
	40.01 - 45.00	$175,636,311	$0	$0	$0	$175,636,311
	45.01 - 50.00	$207,074,809	$34,388	$0	$0	$207,109,197
	50.01 - 55.00	$249,276,284	$162,203	$220,636	$219,232	$249,878,353
	55.01 - 60.00	$298,425,645	$150,704	$124,710	$303,151	$299,004,211
	60.01 - 65.00	$340,479,344	$0	$0	$236,570	$340,715,914
	65.01 - 70.00	$363,104,875	$0	$0	$0	$363,104,875
	70.01 - 75.00	$351,964,207	$13,314	$0	$311,504	$352,289,025
	75.01 - 80.00	$138,472,776	$0	$0	$429,306	$138,902,082
	> 80.00	$1,571,462	$0	$0	$0	$1,571,462
Total Quebec		$2,596,948,246	$584,481	$345,673	$2,461,334	$2,600,339,735

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$20,672,200	$0	$0	$0	$20,672,200
	20.01 - 25.00	$18,737,663	$0	$0	$0	$18,737,663
	25.01 - 30.00	$25,909,220	$0	$0	$0	$25,909,220
	30.01 - 35.00	$37,647,724	$0	$0	$0	$37,647,724
	35.01 - 40.00	$47,776,328	$248,062	$0	$0	$48,024,390
	40.01 - 45.00	$64,550,608	$86,970	$0	$50,079	$64,687,658
	45.01 - 50.00	$77,444,854	$103,834	$0	$92,827	$77,641,515
	50.01 - 55.00	$113,510,928	$153,517	$0	$202,365	$113,866,810
	55.01 - 60.00	$148,666,759	$0	$0	$88,767	$148,755,525
	60.01 - 65.00	$190,231,862	$0	$325,857	$0	$190,557,719
	65.01 - 70.00	$222,302,413	$0	$0	$208,937	$222,511,350
	70.01 - 75.00	$201,976,580	$375,237	$33,712	$320,272	$202,705,801
	75.01 - 80.00	$53,941,058	$0	$0	$0	$53,941,058
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,223,368,196	$967,621	$359,570	$963,246	$1,225,658,634

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$568,110	$0	$0	$0	$568,110
	20.01 - 25.00	$860,315	$0	$0	$0	$860,315
	25.01 - 30.00	$1,160,567	$0	$0	$0	$1,160,567
	30.01 - 35.00	$2,024,837	$0	$0	$0	$2,024,837
	35.01 - 40.00	$2,619,980	$0	$0	$0	$2,619,980
	40.01 - 45.00	$2,074,989	$0	$0	$0	$2,074,989
	45.01 - 50.00	$3,686,602	$0	$0	$0	$3,686,602
	50.01 - 55.00	$1,942,505	$0	$0	$0	$1,942,505
	55.01 - 60.00	$3,990,817	$0	$0	$0	$3,990,817
	60.01 - 65.00	$9,560,814	$0	$0	$0	$9,560,814
	65.01 - 70.00	$10,426,063	$0	$0	$0	$10,426,063
	70.01 - 75.00	$5,576,004	$0	$0	$0	$5,576,004
	75.01 - 80.00	$2,847,080	$0	$0	$0	$2,847,080
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$47,338,683	$0	$0	$0	$47,338,683

Grand Total		$38,261,578,058	$22,267,087	$10,653,692	$26,331,237	$38,320,830,075

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.45	0.00	0.00	0.00	0.45
	20.01 - 25.00	0.34	0.00	0.00	0.00	0.34
	25.01 - 30.00	0.50	0.00	0.00	0.00	0.50
	30.01 - 35.00	0.65	0.00	0.00	0.00	0.65
	35.01 - 40.00	0.80	0.00	0.00	0.00	0.80
	40.01 - 45.00	0.94	0.00	0.00	0.00	0.94
	45.01 - 50.00	1.19	0.00	0.00	0.00	1.19
	50.01 - 55.00	1.43	0.00	0.00	0.00	1.43
	55.01 - 60.00	1.93	0.00	0.00	0.00	1.93
	60.01 - 65.00	2.66	0.00	0.00	0.00	2.67
	65.01 - 70.00	2.79	0.00	0.00	0.00	2.80
	70.01 - 75.00	1.77	0.00	0.00	0.00	1.77
	75.01 - 80.00	0.56	0.00	0.00	0.00	0.56
	> 80.00	0.03	0.00	0.00	0.00	0.03
Total Alberta		16.03	0.01	0.00	0.01	16.05

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.11	0.00	0.00	0.00	1.11
	20.01 - 25.00	0.79	0.00	0.00	0.00	0.79
	25.01 - 30.00	1.05	0.00	0.00	0.00	1.05
	30.01 - 35.00	1.38	0.00	0.00	0.00	1.38
	35.01 - 40.00	1.69	0.00	0.00	0.00	1.69
	40.01 - 45.00	2.10	0.00	0.00	0.00	2.10
	45.01 - 50.00	2.55	0.00	0.00	0.00	2.56
	50.01 - 55.00	3.15	0.00	0.00	0.01	3.15
	55.01 - 60.00	3.75	0.00	0.00	0.01	3.76
	60.01 - 65.00	4.01	0.00	0.00	0.00	4.02
	65.01 - 70.00	3.36	0.00	0.00	0.00	3.37
	70.01 - 75.00	3.16	0.00	0.00	0.00	3.16
	75.01 - 80.00	1.14	0.00	0.00	0.00	1.14
	> 80.00	0.08	0.00	0.00	0.00	0.08
Total British Columbia		29.30	0.01	0.01	0.03	29.36

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.21	0.00	0.00	0.00	0.22
	50.01 - 55.00	0.27	0.00	0.00	0.00	0.27
	55.01 - 60.00	0.32	0.00	0.00	0.00	0.32
	60.01 - 65.00	0.45	0.00	0.00	0.00	0.45
	65.01 - 70.00	0.49	0.00	0.00	0.00	0.49
	70.01 - 75.00	0.51	0.00	0.00	0.00	0.51
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		3.15	0.00	0.00	0.00	3.15

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.05	0.00	0.00	0.00	0.05
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.12	0.00	0.00	0.00	0.12
	65.01 - 70.00	0.14	0.00	0.00	0.00	0.14
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.76	0.00	0.00	0.00	0.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.05	0.00	0.00	0.00	0.05
	50.01 - 55.00	0.07	0.00	0.00	0.00	0.07
	55.01 - 60.00	0.09	0.00	0.00	0.00	0.09
	60.01 - 65.00	0.11	0.00	0.00	0.00	0.11
	65.01 - 70.00	0.13	0.00	0.00	0.00	0.13
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.70	0.00	0.00	0.00	0.70

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.27	0.00	0.00	0.00	0.27
	70.01 - 75.00	0.21	0.00	0.00	0.00	0.21
	75.01 - 80.00	0.10	0.00	0.00	0.00	0.10
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Nova Scotia		1.64	0.00	0.00	0.00	1.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.63	0.00	0.00	0.00	1.63
	20.01 - 25.00	1.10	0.00	0.00	0.00	1.10
	25.01 - 30.00	1.47	0.00	0.00	0.00	1.47
	30.01 - 35.00	1.89	0.00	0.00	0.00	1.89
	35.01 - 40.00	2.33	0.00	0.00	0.00	2.33
	40.01 - 45.00	2.82	0.00	0.00	0.00	2.82
	45.01 - 50.00	3.55	0.00	0.00	0.00	3.56
	50.01 - 55.00	4.44	0.00	0.00	0.00	4.45
	55.01 - 60.00	5.17	0.01	0.00	0.00	5.18
	60.01 - 65.00	4.95	0.00	0.00	0.00	4.96
	65.01 - 70.00	4.03	0.00	0.00	0.00	4.03
	70.01 - 75.00	3.21	0.00	0.00	0.00	3.21
	75.01 - 80.00	1.39	0.00	0.00	0.00	1.39
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Ontario		37.98	0.02	0.01	0.01	38.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.17	0.00	0.00	0.00	0.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.17	0.00	0.00	0.00	0.17
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.26	0.00	0.00	0.00	0.26
	35.01 - 40.00	0.34	0.00	0.00	0.00	0.34
	40.01 - 45.00	0.46	0.00	0.00	0.00	0.46
	45.01 - 50.00	0.54	0.00	0.00	0.00	0.54
	50.01 - 55.00	0.65	0.00	0.00	0.00	0.65
	55.01 - 60.00	0.78	0.00	0.00	0.00	0.78
	60.01 - 65.00	0.89	0.00	0.00	0.00	0.89
	65.01 - 70.00	0.95	0.00	0.00	0.00	0.95
	70.01 - 75.00	0.92	0.00	0.00	0.00	0.92
	75.01 - 80.00	0.36	0.00	0.00	0.00	0.36
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Quebec		6.78	0.00	0.00	0.01	6.79

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.12	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.20	0.00	0.00	0.00	0.20
	50.01 - 55.00	0.30	0.00	0.00	0.00	0.30
	55.01 - 60.00	0.39	0.00	0.00	0.00	0.39
	60.01 - 65.00	0.50	0.00	0.00	0.00	0.50
	65.01 - 70.00	0.58	0.00	0.00	0.00	0.58
	70.01 - 75.00	0.53	0.00	0.00	0.00	0.53
	75.01 - 80.00	0.14	0.00	0.00	0.00	0.14
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.19	0.00	0.00	0.00	3.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.12	0.00	0.00	0.00	0.12

Grand Total		99.85	0.06	0.03	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$2,309,369	0.01
	499 and below	$5,196,863	0.01
	500 - 539	$1,109,003	0.00
	540 - 559	$1,103,923	0.00
	560 - 579	$590,333	0.00
	580 - 599	$1,580,795	0.00
	600 - 619	$3,554,421	0.01
	620 - 639	$3,920,387	0.01
	640 - 659	$11,816,334	0.03
	660 - 679	$14,663,958	0.04
	680 - 699	$24,946,595	0.07
	700 - 719	$37,276,193	0.10
	720 - 739	$52,639,819	0.14
	740 - 759	$58,381,741	0.15
	760 - 779	$80,001,293	0.21
	780 - 799	$97,782,403	0.26
	800 and above	$1,018,978,535	2.66
Total		$1,415,851,963	3.69

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$714,470	0.00
	499 and below	$2,890,413	0.01
	500 - 539	$287,914	0.00
	540 - 559	$694,749	0.00
	560 - 579	$974,714	0.00
	580 - 599	$1,389,866	0.00
	600 - 619	$2,216,637	0.01
	620 - 639	$3,726,493	0.01
	640 - 659	$6,207,820	0.02
	660 - 679	$14,605,784	0.04
	680 - 699	$19,195,925	0.05
	700 - 719	$27,869,572	0.07
	720 - 739	$38,357,520	0.10
	740 - 759	$43,856,137	0.11
	760 - 779	$54,863,068	0.14
	780 - 799	$77,296,717	0.20
	800 and above	$696,936,972	1.82
Total		$992,084,773	2.59

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,400,497	0.00
	499 and below	$3,568,569	0.01
	500 - 539	$537,265	0.00
	540 - 559	$1,186,450	0.00
	560 - 579	$1,693,241	0.00
	580 - 599	$2,142,316	0.01
	600 - 619	$4,925,126	0.01
	620 - 639	$5,970,596	0.02
	640 - 659	$13,166,300	0.03
	660 - 679	$18,378,580	0.05
	680 - 699	$28,613,909	0.07
	700 - 719	$41,146,270	0.11
	720 - 739	$55,138,307	0.14
	740 - 759	$54,171,413	0.14
	760 - 779	$81,664,002	0.21
	780 - 799	$97,336,372	0.25
	800 and above	$921,476,619	2.40
Total		$1,332,515,834	3.48

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,691,735	0.00
	499 and below	$4,651,914	0.01
	500 - 539	$2,409,504	0.01
	540 - 559	$1,175,154	0.00
	560 - 579	$3,334,223	0.01
	580 - 599	$2,818,320	0.01
	600 - 619	$4,713,106	0.01
	620 - 639	$9,438,688	0.02
	640 - 659	$15,963,281	0.04
	660 - 679	$24,839,106	0.06
	680 - 699	$44,424,133	0.12
	700 - 719	$62,920,011	0.16
	720 - 739	$74,272,566	0.19
	740 - 759	$84,710,884	0.22
	760 - 779	$113,821,302	0.30
	780 - 799	$142,924,055	0.37
	800 and above	$1,136,581,954	2.97
Total		$1,730,689,935	4.52

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,657,197	0.01
	499 and below	$3,634,084	0.01
	500 - 539	$3,364,284	0.01
	540 - 559	$1,568,633	0.00
	560 - 579	$3,441,134	0.01
	580 - 599	$3,617,064	0.01
	600 - 619	$9,517,881	0.02
	620 - 639	$13,636,104	0.04
	640 - 659	$20,942,171	0.05
	660 - 679	$41,762,218	0.11
	680 - 699	$58,116,710	0.15
	700 - 719	$83,472,834	0.22
	720 - 739	$100,675,024	0.26
	740 - 759	$117,947,195	0.31
	760 - 779	$141,010,766	0.37
	780 - 799	$189,989,534	0.50
	800 and above	$1,340,326,546	3.50
Total		$2,135,679,379	5.57

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$819,620	0.00
	499 and below	$5,702,669	0.01
	500 - 539	$3,570,068	0.01
	540 - 559	$4,081,167	0.01
	560 - 579	$7,045,075	0.02
	580 - 599	$7,233,945	0.02
	600 - 619	$12,722,508	0.03
	620 - 639	$25,630,914	0.07
	640 - 659	$40,703,736	0.11
	660 - 679	$57,176,544	0.15
	680 - 699	$76,348,246	0.20
	700 - 719	$106,196,567	0.28
	720 - 739	$137,792,751	0.36
	740 - 759	$160,576,615	0.42
	760 - 779	$182,059,243	0.48
	780 - 799	$219,171,189	0.57
	800 and above	$1,567,840,639	4.09
Total		$2,614,671,496	6.82

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$604,178	0.00
	499 and below	$7,898,980	0.02
	500 - 539	$7,195,910	0.02
	540 - 559	$3,541,126	0.01
	560 - 579	$6,077,967	0.02
	580 - 599	$9,488,640	0.02
	600 - 619	$18,490,881	0.05
	620 - 639	$31,603,603	0.08
	640 - 659	$51,505,727	0.13
	660 - 679	$90,617,242	0.24
	680 - 699	$132,511,226	0.35
	700 - 719	$163,525,449	0.43
	720 - 739	$192,347,849	0.50
	740 - 759	$208,702,403	0.54
	760 - 779	$238,184,053	0.62
	780 - 799	$301,521,386	0.79
	800 and above	$1,793,479,547	4.68
Total		$3,257,296,165	8.50

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,043,211	0.01
	499 and below	$13,105,641	0.03
	500 - 539	$7,558,961	0.02
	540 - 559	$6,161,431	0.02
	560 - 579	$10,656,189	0.03
	580 - 599	$16,944,714	0.04
	600 - 619	$24,530,910	0.06
	620 - 639	$48,502,639	0.13
	640 - 659	$89,225,095	0.23
	660 - 679	$117,332,093	0.31
	680 - 699	$173,346,726	0.45
	700 - 719	$218,192,176	0.57
	720 - 739	$261,811,509	0.68
	740 - 759	$299,644,103	0.78
	760 - 779	$300,214,791	0.78
	780 - 799	$355,383,941	0.93
	800 and above	$2,104,012,395	5.49
Total		$4,048,666,524	10.57

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,553,104	0.00
	499 and below	$12,050,502	0.03
	500 - 539	$8,869,049	0.02
	540 - 559	$7,742,351	0.02
	560 - 579	$14,793,866	0.04
	580 - 599	$27,094,973	0.07
	600 - 619	$41,545,688	0.11
	620 - 639	$66,198,974	0.17
	640 - 659	$117,308,290	0.31
	660 - 679	$153,632,113	0.40
	680 - 699	$237,927,053	0.62
	700 - 719	$283,276,944	0.74
	720 - 739	$338,447,942	0.88
	740 - 759	$369,755,221	0.96
	760 - 779	$422,053,796	1.10
	780 - 799	$455,371,812	1.19
	800 and above	$2,336,178,772	6.10
Total		$4,893,800,451	12.77

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$126,377	0.00
	499 and below	$10,872,388	0.03
	500 - 539	$17,011,492	0.04
	540 - 559	$8,982,217	0.02
	560 - 579	$18,135,378	0.05
	580 - 599	$30,966,255	0.08
	600 - 619	$50,823,865	0.13
	620 - 639	$94,248,285	0.25
	640 - 659	$149,920,237	0.39
	660 - 679	$219,806,625	0.57
	680 - 699	$308,747,651	0.81
	700 - 719	$381,356,990	1.00
	720 - 739	$411,068,992	1.07
	740 - 759	$405,058,233	1.06
	760 - 779	$469,031,349	1.22
	780 - 799	$502,928,925	1.31
	800 and above	$2,290,909,792	5.98
Total		$5,369,995,051	14.01

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,300,859	0.00
	499 and below	$8,102,951	0.02
	500 - 539	$13,884,537	0.04
	540 - 559	$12,900,190	0.03
	560 - 579	$17,590,600	0.05
	580 - 599	$36,767,581	0.10
	600 - 619	$51,242,259	0.13
	620 - 639	$94,094,903	0.25
	640 - 659	$161,223,345	0.42
	660 - 679	$249,570,066	0.65
	680 - 699	$321,435,711	0.84
	700 - 719	$379,309,210	0.99
	720 - 739	$405,019,181	1.06
	740 - 759	$426,812,770	1.11
	760 - 779	$415,244,119	1.08
	780 - 799	$435,461,969	1.14
	800 and above	$1,880,962,189	4.91
Total		$4,910,922,439	12.82

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$10,123,792	0.03
	500 - 539	$10,450,841	0.03
	540 - 559	$9,848,252	0.03
	560 - 579	$13,627,783	0.04
	580 - 599	$28,118,899	0.07
	600 - 619	$50,438,411	0.13
	620 - 639	$94,467,731	0.25
	640 - 659	$146,169,052	0.38
	660 - 679	$222,103,550	0.58
	680 - 699	$300,956,919	0.79
	700 - 719	$342,894,922	0.89
	720 - 739	$361,644,757	0.94
	740 - 759	$384,861,086	1.00
	760 - 779	$364,754,508	0.95
	780 - 799	$384,057,978	1.00
	800 and above	$1,307,476,961	3.41
Total		$4,031,995,441	10.52

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$181,890	0.00
	499 and below	$1,226,958	0.00
	500 - 539	$4,742,622	0.01
	540 - 559	$1,856,862	0.00
	560 - 579	$2,609,740	0.01
	580 - 599	$7,635,276	0.02
	600 - 619	$15,597,856	0.04
	620 - 639	$36,988,832	0.10
	640 - 659	$68,208,993	0.18
	660 - 679	$116,307,273	0.30
	680 - 699	$134,524,945	0.35
	700 - 719	$153,339,516	0.40
	720 - 739	$162,121,620	0.42
	740 - 759	$159,741,728	0.42
	760 - 779	$130,372,550	0.34
	780 - 799	$141,070,800	0.37
	800 and above	$401,315,030	1.05
Total		$1,537,842,491	4.01

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$378,653	0.00
	500 - 539	$610,854	0.00
	540 - 559	$0	0.00
	560 - 579	$255,199	0.00
	580 - 599	$127,328	0.00
	600 - 619	$1,924,925	0.01
	620 - 639	$638,445	0.00
	640 - 659	$2,098,283	0.01
	660 - 679	$3,614,975	0.01
	680 - 699	$7,186,984	0.02
	700 - 719	$7,147,197	0.02
	720 - 739	$5,421,162	0.01
	740 - 759	$6,636,861	0.02
	760 - 779	$3,927,328	0.01
	780 - 799	$1,952,664	0.01
	800 and above	$6,897,273	0.02
Total		$48,818,132	0.13

Grand Total		$38,320,830,075	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Purchase and Sale of Loans

The Guarantor LP sold, to the Issuer, those Loans and their Related Security in the Cover Pool that did not include an express waiver of set-off on the part of the Borrower and purchased, from the Issuer, Eligible Loans and their Related Security, that included an express waiver of set-off on the part of the Borrower.  Pursuant to the Guide, for a Loan to be considered as an Eligible Loan and included in the calculation of the Asset Coverage Test, Valuation Calculation and, as applicable, Amortization Test, in addition to meeting other requirements described in this Prospectus, it must include an express waiver on the part of the Borrower in respect of any right of set-off if it was extended, advanced or renewed on or after July 1, 2014.

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2014	Page 21 of 21